Cover	Jun. 24, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Entity Registrant Name	Goldman Sachs Private Credit Corp.
Entity Central Index Key	0001920145
Securities Act File Number	814-01627
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-3241797
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	(312)
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true